NOTE 13: WARRANT LIABILITY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [abstract]
Convertible debt conversion	$ 1,247,038	$ 0	$ 0
Shares issued	300,798	0	0
Note conversion	50,589	0	0
Gain on revaluation of share purchase warrant liability	$ 1,598,425	$ 0	$ 0